Fair Value Measurements - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value (Details) - NorthView Acquisition Corp [Member] - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total	$ 17,443,689		$ 9,604,222
Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	3,795,000		379,500			$ 85,388
Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	2,939,000	$ 440,850	293,900	$ 404,113	$ 279,205	66,128	$ 377,857
Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	227,700	$ 34,155	22,770	$ 31,308	$ 21,632	5,123	$ 29,274
Convertible Promissory Note – Related Party [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible Promissory Note – Related Party	10,288,111		8,908,052
Securities Purchase Agreement [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Securities Purchase Agreement	193,878
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total						85,388
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities						85,388
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Convertible Promissory Note – Related Party [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible Promissory Note – Related Party
Quoted Prices In Active Markets (Level 1) [Member] | Securities Purchase Agreement [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Securities Purchase Agreement
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total	3,795,000		379,500
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	3,795,000		379,500
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Convertible Promissory Note – Related Party [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible Promissory Note – Related Party
Significant Other Observable Inputs (Level 2) [Member] | Securities Purchase Agreement [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Securities Purchase Agreement
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Total	13,648,689		9,224,722			1,015,369
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	2,939,000		293,900			66,128
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Warrant liabilities	227,700		22,770			5,123
Significant Other Unobservable Inputs (Level 3) [Member] | Convertible Promissory Note – Related Party [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Convertible Promissory Note – Related Party	10,288,111		8,908,052			944,118
Significant Other Unobservable Inputs (Level 3) [Member] | Securities Purchase Agreement [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Securities Purchase Agreement	193,878
Cash and marketable securities held in trust [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash held in trust	1,935,561		8,330,835
Cash and marketable securities held in trust [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash held in trust	1,274,549		8,330,835			10,873,406
Cash and marketable securities held in trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash held in trust
Cash and marketable securities held in trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value [Line Items]
Cash held in trust